Summary of Deposit Funding (Details) - CAD ($) $ in Millions	Jul. 31, 2021	Oct. 31, 2020
Disclosure Of Deposits [Line Items]
Funds from Deposits	$ 974,917	$ 949,281
Canadian Retail [member] | P&C Deposits [member]
Disclosure Of Deposits [Line Items]
Funds from Deposits	509,023	471,543
U.S. Retail [member] | P&C Deposits [member]
Disclosure Of Deposits [Line Items]
Funds from Deposits	$ 465,894	$ 477,738